Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 2,415	$ 2,296
Share-based payments	87	83
Post-employment benefits	121	115
Total staff costs	2,623	2,494
Goods and services	1,502	1,295
Content	289	265
Telecommunications	39	39
Facilities	35	39
Fair value adjustments	(17)	2
Total operating expenses	$ 4,471	$ 4,134